Basis Of Presentation And Summary Of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Basis of Accounting, Policy

The preparation of financial statements in conformity with accounting principles generally accepted (“U.S. GAAP”) in the United States of America (the “U.S.”), as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”), requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Basis of Presentation —  The financial statements have been prepared in conformity with accounting principles generally accepted (“U.S. GAAP”) in the United States (the “U.S.”) as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”). Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

The Trust is an investment company following the accounting and reporting guidance put forth in Accounting Standard Update (“ASU”) 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”.

Income Tax Uncertainties, Policy

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust’s open tax years,  2013 to 2016, Millburn Ridgefield Corporation (the “Managing Owner”) determined that no reserves for uncertain tax positions were required.

Income Taxes — The Trust is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Trust prepares calendar year U.S. federal and applicable state tax returns and reports to the Unitholders their allocable shares of the Trust’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the Unitholders are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions.  This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust’s open tax years, 2013 to 2016, the Managing Owner has determined that no reserves for uncertain tax positions were required.